Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.84471%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,641,109.62

Principal:
Principal Collections	$26,718,562.01
Prepayments in Full	$11,245,684.48
Liquidation Proceeds	$485,235.44
Recoveries	$51,617.73
Sub Total	$38,501,099.66
Collections	$41,142,209.28

Purchase Amounts:
Purchase Amounts Related to Principal	$90,083.07
Purchase Amounts Related to Interest	$316.23
Sub Total	$90,399.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,232,608.58

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,232,608.58
Servicing Fee	$777,158.85	$777,158.85	$0.00	$0.00	$40,455,449.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,455,449.73
Interest - Class A-2a Notes	$129,437.59	$129,437.59	$0.00	$0.00	$40,326,012.14
Interest - Class A-2b Notes	$101,425.36	$101,425.36	$0.00	$0.00	$40,224,586.78
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$38,286,837.45
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$37,685,623.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,685,623.95
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$37,487,064.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,487,064.70
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$37,349,735.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,349,735.20
Regular Principal Payment	$34,577,298.24	$34,577,298.24	$0.00	$0.00	$2,772,436.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,772,436.96
Residual Released to Depositor	$0.00	$2,772,436.96	$0.00	$0.00	$0.00
Total		$41,232,608.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,577,298.24
Total					$34,577,298.24

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,253,740.04	$66.62	$129,437.59	$0.41	$21,383,177.63	$67.03
Class A-2b Notes	$13,323,558.20	$66.62	$101,425.36	$0.51	$13,424,983.56	$67.13
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$34,577,298.24	$21.90	$3,105,714.53	$1.97	$37,683,012.77	$23.87

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$34,363,963.23	0.1077105	$13,110,223.19	0.0410927
Class A-2b Notes	$21,542,103.34	0.1077105	$8,218,545.14	0.0410927
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$811,066,066.57	0.5136776	$776,488,768.33	0.4917785

Pool Information
Weighted Average APR	3.410%	3.421%
Weighted Average Remaining Term	40.84	40.04
Number of Receivables Outstanding	37,558	36,849
Pool Balance	$932,590,625.61	$893,424,748.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$851,897,035.09	$816,732,248.69
Pool Factor	0.5343431	0.5119024

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$76,692,499.64
Targeted Overcollateralization Amount	$116,935,980.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,935,980.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$626,312.28
(Recoveries)		37	$51,617.73
Net Loss for Current Collection Period			$574,694.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7395%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5612%
Second Prior Collection Period			0.5998%
Prior Collection Period			0.7238%
Current Collection Period			0.7553%
Four Month Average (Current and Prior Three Collection Periods)			0.6600%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,149	$6,198,658.57
(Cumulative Recoveries)			$492,174.46
Cumulative Net Loss for All Collection Periods			$5,706,484.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3270%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,394.83
Average Net Loss for Receivables that have experienced a Realized Loss			$4,966.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	276	$9,656,018.28
61-90 Days Delinquent	0.17%	43	$1,496,527.10
91-120 Days Delinquent	0.07%	14	$669,822.97
Over 120 Days Delinquent	0.08%	21	$741,077.63
Total Delinquent Receivables	1.41%	354	$12,563,445.98

Repossession Inventory:
Repossessed in the Current Collection Period		15	$555,138.42
Total Repossessed Inventory		41	$1,589,840.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2449%
Prior Collection Period			0.2450%
Current Collection Period			0.2117%
Three Month Average			0.2338%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3254%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$3,117,524.96
2 Months Extended	127	$4,284,550.47
3+ Months Extended	29	$828,750.14

Total Receivables Extended	247	$8,230,825.57
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer